Subsequent Events (Details Narrative) - USD ($)		1 Months Ended					12 Months Ended
	Jan. 10, 2023	Feb. 17, 2023	Feb. 14, 2023	Jan. 30, 2023	Jan. 18, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Number of shares issued, value						$ 300,000	$ 1,252,001	$ 718,113
Subsequent Event [Member] | Common Stock [Member] | Tysadco Partners L L C [Member]
Subsequent Event [Line Items]
Number of shares issued	1,584,427		999,429	1,329,345	1,397,787
Share price	$ 0.025		$ 0.0824	$ 0.038	$ 0.026
Subsequent Event [Member] | Common Stock [Member] | Gary Rodney [Member]
Subsequent Event [Line Items]
Number of shares issued					6,250,000
Share price					$ 0.02
Subsequent Event [Member] | Common Stock [Member] | Ralph Hofmeier [Member]
Subsequent Event [Line Items]
Number of shares issued					702,523
Share price					$ 0.05
Subsequent Event [Member] | Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued		125,000	250,000
Share price		$ 0.10	$ 0.10
Number of shares issued, value		$ 12,500	$ 25,000